CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS:
Cash	$ 74,916	$ 35,806	$ 322,128
Prepaid expense	78,220	179	233,209
Total current assets	153,136	35,985	555,337
Investments held in Trust Account	9,167,017	19,429,439	104,295,948
TOTAL ASSETS	9,320,153	19,465,424	104,851,285
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT:
Accounts payable and accrued expenses	2,968,535	1,614,363	308,796
Payable to Trust Account	90,298
Income tax payable	81,823
Excise tax payable	112,338
Promissory notes	927,957
Due to related parties	397,667	307,667	62,667
Total current liabilities	5,026,657	2,245,069	534,502
Other long-term liabilities	2,000,000	2,000,000	2,000,000
Deferred underwriting commissions	3,614,100	3,614,100	3,614,100
Warrant liabilities	496,310	661,747	7,098,366
Total Liabilities	11,137,067	8,520,916	13,246,968
Redeemable Common Stock
Class A common stock subject to possible redemption	9,167,017	19,419,552
Stockholders’ Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	1,732,737	2,248,291
Accumulated deficit	(12,716,937)	(10,723,604)	(12,688,552)
Total Stockholders’ Deficit	(10,983,931)	(8,475,044)	(12,688,283)
TOTAL LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	9,320,153	19,465,424	104,851,285
Promissory note – related party		323,039	163,039
Common Class A Subject to Redemption [Member]
Redeemable Common Stock
Class A common stock subject to possible redemption	9,167,017	19,419,552	104,292,600
Common Class A Not Subject to Redemption [Member]
Stockholders’ Deficit:
Common stock, value	269	10	10
Common Class B [Member]
Stockholders’ Deficit:
Common stock, value		259	259
Total Stockholders’ Deficit		$ 259	$ 259